COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) R$ in Millions, $ in Millions, $ in Millions		1 Months Ended	2 Months Ended	3 Months Ended				12 Months Ended
	Dec. 22, 2020 USD ($)	Mar. 31, 2022 MW	Feb. 28, 2022	Jun. 30, 2022 USD ($) MW	Jun. 30, 2022 COP ($) MW	Mar. 31, 2022 USD ($) MW	Dec. 31, 2021 USD ($) MW	Dec. 31, 2022 USD ($) MW	Dec. 31, 2021 USD ($) MW	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Development project cost									$ 699		$ 574
Litigation awarded amount	$ 231
Litigation awarded amount, additional percentage of annual non-compounding interest	9.00%
Estimated contingent liabilities for letters of credit							$ 1,048		1,048		716
TerraForm Power | Brookfield Renewable
Disclosure of finance lease and operating lease by lessee [line items]
Proportion of ownership interest	51.00%
Losses on litigation settlement, adjustment to initial amount							50
20 GW United States Portfolio | Brookfield Renewable | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Proportion of ownership interest			25.00%
Brookfield Renewable along with institutional investors
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit							98		98		46
Brookfield Renewable's subsidiaries
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit							$ 950		950		670
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure									669		405
In Two Years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure									30		159
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure									0		$ 10
270 MW Wind Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Cash payments to acquire assets									$ 10	R$ 54
Wind power capacity | MW							270		270
Proportion of ownership interest									25.00%	25.00%
38 MW Solar Portfolio | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Cash payments to acquire assets				$ 41	$ 153,000
Proportion of ownership interest				24.00%	24.00%
Solar power capacity | MW				38	38
Poland Renewable Business | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Proportion of ownership interest		32.00%
Poland Renewable Business | Brookfield Renewable | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Proportion of ownership interest		8.00%
750 MW Portfolio | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Cash payments to acquire assets				$ 220
Wind power capacity | MW				700	700
Proportion of ownership interest				26.00%	26.00%
750 MW Portfolio | Brookfield Renewable | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Cash payments to acquire assets				$ 55
Proportion of ownership interest				25.00%	25.00%
750 MW Portfolio | Brookfield Renewable | Forecast | Top of range
Disclosure of finance lease and operating lease by lessee [line items]
Proportion of ownership interest				60.00%	60.00%
473 MW Portfolio | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Cash payments to acquire assets								$ 135
Wind power capacity | MW								473
473 MW Portfolio | Brookfield Renewable | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Cash payments to acquire assets								$ 35
Proportion of ownership interest								25.00%
437 MW Portfolio | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Cash payments to acquire assets						$ 31
Wind power capacity | MW		437				437
Proportion of ownership interest						83.00%
437 MW Portfolio | Brookfield Renewable | Forecast
Disclosure of finance lease and operating lease by lessee [line items]
Cash payments to acquire assets						$ 8
Proportion of ownership interest						25.00%